Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	¥ 733,136,285	$ 102,133,723	¥ 789,019,434
Less: accumulated depreciation	(191,704,086)	(26,706,429)	(205,542,536)
Less: asset impairment	(127,930,754)	(17,822,122)	(110,128,892)
Property, plant and equipment	413,501,445	57,605,172	473,348,006
Construction in Progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	287,877,212	40,104,373	255,113,837
Plant and buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	226,754,681	31,589,351	217,248,236
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	182,259,864	25,390,748	255,507,522
Electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	10,727,340	1,494,433	10,335,481
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	1,909,049	265,951	3,081,506
Office equipment and furniture [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	21,215,986	2,955,614	42,870,071
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total Cost	¥ 2,392,153	$ 333,253	¥ 4,862,781